TAXES (Tables)	12 Months Ended
Sep. 30, 2022
TAXES.
Schedule of income before income taxes

Income before income taxes is derived from the following jurisdiction:

	For the year ended
	September 30,
	2022	2021	2020
China	$2,936,530	$3,252,583	$5,805,349
Cayman Islands	(1,375,971)	110,694	—
Total	$1,560,559	$3,363,277	$5,805,349

Schedule of significant components of the provision for income taxes

Significant components of the provision for income taxes were as follows:

	For the year ended
	September 30,
	2022	2021	2020
Current income taxes	$4,464	$301,320	$951,403
Deferred income taxes	189,838	(46,187)	(86,495)
Total	$194,302	$255,133	$864,908

Schedule of significant deferred tax assets and liabilities

Temporary differences and carryforwards of the Company, its subsidiaries, the VIE and VIE’s subsidiaries that created significant deferred tax assets and liabilities are as follows:

	As of	As of
	September 30, 2022	September 30, 2021
Deferred tax assets:
Allowance for doubtful accounts and inventory provision	$82,111	$51,122
NOL Carryforwards	79,588	262,701
Deferred government grants	51,177	113,297
Total deferred tax assets	$212,876	$427,120

Schedule of reconciliation of the statutory rates to the effective tax rate

The following table reconciles the statutory rates to the Company, its subsidiaries, the VIE and VIE’s subsidiaries’ effective tax rate:

	For the year ended
	September 30,
	2022	2021	2020
China Statutory income tax rate	25.0%	25.0%	25.0%
Effect of favorable income tax rate in the PRC	(11)%	(13.6)%	(10.5)%
Permanent difference	(1.6)%	(3.8)%	0.4%
Effective tax rate	12.5%	7.6%	14.9%

Schedule of taxes payable

The Company, its subsidiaries, the VIE and VIE’s subsidiaries’ taxes payable consists of the following:

	September 30,	September 30,
	2022	2021
VAT tax payable	$556,022	$64,129
Corporate income tax payable	142,255	148,204
Business and other taxes payable	117,534	92,972
Total	$815,811	$305,305